Consolidated Statements of Changes In Redeemable Preferred Stock and Stockholders' Equity (Deficit) - USD ($)	Total	Previously Reported [Member]	Retrospective Application of Reverse Recapitalization [Member]	Preferred Stock [Member] Series A-2A Redeemable Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series A-2A Redeemable Preferred Stock [Member] Retrospective Application of Reverse Recapitalization [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Retrospective Application of Reverse Recapitalization [Member]	Preferred Stock [Member] Series A-1 Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series A-1 Preferred Stock [Member] Retrospective Application of Reverse Recapitalization [Member]	Preferred Stock [Member] Series A-2 Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series A-2 Preferred Stock [Member] Retrospective Application of Reverse Recapitalization [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Retrospective Application of Reverse Recapitalization [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Retrospective Application of Reverse Recapitalization [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Previously Reported [Member]	Additional Paid-In Capital [Member] Retrospective Application of Reverse Recapitalization [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Treasury Stock [Member]
Beginning balance, value at Dec. 31, 2019	$ 7,694,433	$ (2,305,566)	$ 9,999,999	$ 9,999,999	$ (9,999,999)	$ 662	$ (662)	$ 253	$ (253)	$ 404	$ (404)	$ 124	$ (124)	$ 2,465	$ 3,522	$ (1,057)	$ 39,794,161	$ 29,791,662	$ 10,002,499	$ (32,102,193)	$ (32,102,193)
Beginning balance, shares at Dec. 31, 2019				3,333,333	(3,333,333)	6,615,000	(6,615,000)	2,525,800	(2,525,800)	4,039,963	(4,039,963)	1,236,786	(1,236,786)	24,645,551	35,216,000	(10,570,449)
Issuance of stock in private offerings, net of issuance cost	9,900,206													$ 133			9,900,073
Issuance of stock in private offerings, net of issuance cost, shares														1,327,855
Stock-based compensation	1,295,423																1,295,423
Net (loss) income	20,117,773																			20,117,773
Ending balance, value at Dec. 31, 2020	39,007,835													$ 2,598			50,989,657			(11,984,420)
Ending balance, shares at Dec. 31, 2020														25,973,406
Stock-based compensation	349,115																349,115
Net (loss) income	1,409,834																			1,409,834
Ending balance, value at Mar. 31, 2021	40,766,784													$ 2,598			51,338,772			(10,574,586)
Ending balance, shares at Mar. 31, 2021														25,973,406
Beginning balance, value at Dec. 31, 2020	39,007,835													$ 2,598			50,989,657			(11,984,420)
Beginning balance, shares at Dec. 31, 2020														25,973,406
Net (loss) income	(1,531,845)
Ending balance, value at Jun. 30, 2021	38,258,536													$ 2,598			51,772,203			(13,516,265)
Ending balance, shares at Jun. 30, 2021														25,973,406
Beginning balance, value at Dec. 31, 2020	39,007,835													$ 2,598			50,989,657			(11,984,420)
Beginning balance, shares at Dec. 31, 2020														25,973,406
Effect of Business Combination and recapitalization, net of redemptions and issuance costs	7,603,834													$ 701			7,603,133
Effect of Business Combination and recapitalization, net of redemptions and issuance costs, shares														7,009,436
Issuance of restricted stock, subject to forfeiture	1,049													$ 1,049			0
Issuance of restricted stock, subject to forfeiture, shares														10,491,937
Issuance of common stock for exercise of stock options	6,750													$ 1			6,749
Issuance of common stock for exercise of stock options, shares														12,500
Forward share purchase agreement, settlement	6,760,294																6,760,294
Stock-based compensation	2,314,682																2,314,682
Net (loss) income	(17,144,531)																			(17,144,531)
Ending balance, value at Dec. 31, 2021	38,549,913													$ 4,349			67,674,515			(29,128,951)
Ending balance, shares at Dec. 31, 2021														43,487,279
Beginning balance, value at Mar. 31, 2021	40,766,784													$ 2,598			51,338,772			(10,574,586)
Beginning balance, shares at Mar. 31, 2021														25,973,406
Stock-based compensation	433,431																433,431
Net (loss) income	(2,941,679)																			(2,941,679)
Ending balance, value at Jun. 30, 2021	38,258,536													$ 2,598			51,772,203			(13,516,265)
Ending balance, shares at Jun. 30, 2021														25,973,406
Beginning balance, value at Dec. 31, 2021	38,549,913													$ 4,349			67,674,515			(29,128,951)
Beginning balance, shares at Dec. 31, 2021														43,487,279
Issuance of common stock for exercise of stock options	7,830													$ 1			7,829
Issuance of common stock for exercise of stock options, shares														14,500
Forward share purchase agreement, settlement	817,060																817,060
Repurchase of common stock pursuant to forward share purchase agreement																	5,521,246					$ (5,521,246)
Repurchase of common stock pursuant to forward share purchase agreement, share																						(546,658)
Stock-based compensation	897,600																897,600
Net (loss) income	985,863																			985,863
Ending balance, value at Mar. 31, 2022	41,258,266													$ 4,350			74,918,250			(28,143,088)		$ (5,521,246)
Ending balance, shares at Mar. 31, 2022														43,501,779								(546,658)
Beginning balance, value at Dec. 31, 2021	38,549,913													$ 4,349			67,674,515			(29,128,951)
Beginning balance, shares at Dec. 31, 2021														43,487,279
Net (loss) income	(3,790,132)
Ending balance, value at Jun. 30, 2022	37,121,272													$ 4,358			75,557,244			(32,919,084)		$ (5,521,246)
Ending balance, shares at Jun. 30, 2022														43,577,543								(546,658)
Beginning balance, value at Mar. 31, 2022	41,258,266													$ 4,350			74,918,250			(28,143,088)		$ (5,521,246)
Beginning balance, shares at Mar. 31, 2022														43,501,779								(546,658)
Issuance of common stock for exercise of stock options	69,141													$ 8			69,133
Issuance of common stock for exercise of stock options, shares														75,764
Stock-based compensation	569,861																569,861
Net (loss) income	(4,775,996)																			(4,775,996)
Ending balance, value at Jun. 30, 2022	$ 37,121,272													$ 4,358			$ 75,557,244			$ (32,919,084)		$ (5,521,246)
Ending balance, shares at Jun. 30, 2022														43,577,543								(546,658)